Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Recoverable taxes
Recoverable taxes	R$ 61,027	R$ 20,425
Current	38,811	19,304
Non-current	22,216	1,121
Withholding Income Tax (IRRF) on financial investments
Recoverable taxes
Recoverable taxes	3,079	2,027
Recoverable IRPJ and CSLL
Recoverable taxes
Recoverable taxes	11,400	8,573
Recoverable PIS and COFINS
Recoverable taxes
Recoverable taxes	44,097	7,250
Other recoverable taxes
Recoverable taxes
Recoverable taxes	R$ 2,451	R$ 2,575